Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount	$ 88,559.0	$ 118,522.3	$ 3,153.8
Loan content			$ 200.0	€ 2,398.0	$ 2,370.0	€ 1,410.0
Maturity date	2021-02	2020-05
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	(0.54%)	0.01%	(0.54%)	(0.54%)	0.01%	0.01%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.33%	2.22%	0.33%	0.33%	2.22%	2.22%
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 88,559.0	$ 118,522.3